UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
  (Name and address of agent for service)

(646) 568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

CG Core Total Return Fund
Schedule of Investments
January 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.9%
Automobiles & Components - 1.5%
Thor Industries, Inc.	800	$109,328

Capital Goods - 12.1%
3M Co.	300	75,150
Boeing Co.	300	106,311
Builders FirstSource, Inc. (a)	4,000	85,680
Caterpillar, Inc.	800	130,224
Cummins, Inc.	500	94,000
Deere & Co.	500	83,210
Ingersoll-Rand PLC	1,000	94,630
Lockheed Martin Corp.	300	106,455
Raytheon Co.	400	83,576
		859,236
Commercial & Professional Services - 1.2%
Cintas Corp.	500	84,225

Consumer Durables & Apparel - 5.4%
D.R. Horton, Inc.	1,500	73,575
Installed Building Products, Inc. (a)	1,000	71,950
Polaris Industries, Inc.	1,000	113,010
PulteGroup, Inc.	4,000	127,320
		385,855
Consumer Services - 3.9%
Carnival Corp.	1,000	71,610
Las Vegas Sands Corp.	1,500	116,280
Yum China Holdings, Inc.	2,000	92,780
		280,670
Diversified Financials - 1.0%
Intercontinental Exchange, Inc.	1,000	73,840

Energy - 4.2%
Cabot Oil & Gas Corp.	3,000	79,050
EOG Resources, Inc.	1,000	115,000
Marathon Petroleum Corp.	1,500	103,905
		297,955
Health Care Equipment & Services - 2.4%
HealthEquity, Inc. (a)	1,000	50,620
UnitedHealth Group, Inc.	500	118,390
		169,010
Materials - 4.7%
Boise Cascade Co.	2,000	88,900
DowDuPont, Inc.	2,000	151,160
KMG Chemicals, Inc.	1,500	91,125
		331,185

Media - 0.9%
Sirius XM Holdings, Inc.	10,000	61,100

Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AbbVie, Inc.	1,500	168,330
Bluebird Bio, Inc. (a)	300	61,470
Celgene Corp. (a)	600	60,696
Editas Medicine, Inc. (a)	500	18,255
Gilead Sciences, Inc.	1,700	142,460
Ligand Pharmaceuticals, Inc. (a)	200	31,524
Spring Bank Pharmaceuticals, Inc. (a)	4,000	49,540
Vertex Pharmaceuticals, Inc. (a)	500	83,435
		615,710
Retailing - 7.4%
Amazon.com, Inc. (a)	130	188,616
Camping World Holdings, Inc. - Class A	2,000	89,500
Home Depot, Inc.	700	140,630
Tiffany & Co.	1,000	106,650
		525,396
Semiconductors & Semiconductor Equipment - 13.5%
Analog Devices, Inc.	1,000	91,880
Applied Materials, Inc.	1,500	80,445
Cypress Semiconductor Corp.	5,000	86,450
Intel Corp.	2,000	96,280
Lam Research Corp.	650	124,488
Micron Technology, Inc. (a)	5,500	240,460
NVIDIA Corp.	500	122,900
NXP Semiconductors NV (a)	1,000	120,320
		963,223
Software & Services - 19.0%
Activision Blizzard, Inc.	1,400	103,782
Adobe Systems, Inc. (a)	1,000	199,760
Alibaba Group Holding, Ltd. - ADR (a)	700	143,003
Alphabet, Inc. - Class A (a)	130	153,688
Facebook, Inc. - Class A (a)	700	130,823
Microsoft Corp.	1,500	142,515
NetEase, Inc. - ADR	100	32,016
New Relic, Inc. (a)	1,000	59,730
PayPal Holdings, Inc. (a)	2,000	170,640
Tencent Holdings Ltd. - ADR	3,000	177,510
Weibo Corp. - ADR - (a)	300	38,871
		1,352,338
Technology Hardware & Equipment - 3.1%
Apple, Inc.	600	100,458
II-VI, Inc. (a)	1,000	42,650
Palo Alto Networks, Inc. (a)	500	78,935
		222,043
Transportation - 3.0%
CSX Corp.	1,500	85,155
FedEx Corp.	500	131,240
		216,395
TOTAL COMMON STOCKS (Cost $4,785,021)		$6,547,509

FIXED INCOME - 5.1%
PREFERRED STOCKS - 1.9%
Banks - 1.0%
HSBC Holdings PLC, Series A, 6.200%	2,000	52,120
JPMorgan Chase & Co., Series T, 6.700%	800	20,848
		72,968
Insurance - 0.9%
Aegon NV, 6.375%	2,500	63,900
TOTAL PREFERRED STOCKS (Cost $134,153)		$136,868
	Principal
CORPORATE BONDS - 3.2%	Amount
Capital Goods - 1.7%
Boeing Co.
2.125%, 03/01/2022	$125,000	122,503

Insurance - 1.5%
MetLife, Inc., Series C
5.250%, 12/29/2049	100,000	103,010
TOTAL CORPORATE BONDS (Cost $224,379)		$225,513

TOTAL FIXED INCOME ($358,532)		$362,381

SHORT-TERM INVESTMENT - 2.5%	Shares
Fidelity Institutional Government Portfolio, Class I, 1.220% (b)	177,043	$177,043
TOTAL SHORT-TERM INVESTMENT (Cost $177,043)

Total Investments (Cost $5,320,596) - 99.5%		$7,086,933
Other Assets in Excess of Liabilities - 0.5%		39,053
TOTAL NET ASSETS - 100.0%		$7,125,986

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of January 31, 2018.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

				Total
	Level 1	Level 2	Level 3	Value

Common Stocks	$6,547,509	$-	$-	$6,547,509
Preferred Stocks	136,868	-	-	136,868
Corporate Bonds	-	225,513	-	225,513
Short Term Investment	177,043	-	-	177,043
Total Investments	$6,861,420	$225,513	$-	$7,086,933

Transfers between levels are recognized at the end of the reporting period.  During the period ended January 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CG Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                           Robert P. Morse, President & Chief Executive Officer

Date  March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                             Robert P. Morse, President & Chief Executive Officer

Date  March 26, 2018

By (Signature and Title)* /s/ Jian Wang
                                             Jian Wang, Treasurer

Date  March 26, 2018

* Print the name and title of each signing officer under his or her signature.